Discontinued Operations and Disposition of Operating Segment - Schedule of Discontinued Operations - Other (Details) - USD ($)			12 Months Ended
		Dec. 24, 2018	Dec. 31, 2019	Dec. 31, 2018
Net sales proceeds			$ 273,000	$ 60,000
Loss on sale of Suisun City Operations				(4,169,718)
Revenues			4,579,745	6,077,667
Cost of revenues			4,172,320	7,863,673
Gross profit			407,425	(1,786,006)
Selling, general and administrative expenses			2,245,394	9,119,772
Depreciation and amortization			395,081	354,657
Total Operating Expenses			2,845,475	9,796,698
Interest expense, net				409,082
Net income from discontinued operations			$ (2,425,223)	(11,676,667)
Suisun City Operations [Member]
Sales price		$ 3,500,000
Commissions and various transaction costs		(332,220)
Net sales proceeds		3,167,780
Carrying amounts of assets, net of liabilities	[1]	7,337,498
Loss on sale of Suisun City Operations		$ (4,169,718)
Revenues				13,730,252
Cost of revenues				10,836,754
Gross profit				2,893,498
Selling, general and administrative expenses				2,285,661
Depreciation and amortization				287,830
Total Operating Expenses				2,573,491
Interest expense, net				4,888
Net income from discontinued operations				$ 315,119

[1]	The carrying amounts of assets included cash of $1,504,366; accounts receivable and contract asset of $4,177,568; prepaid expenses and other current assets of $57,486; property and equipment of $295,206; intangibles and goodwill of $5,048,247; carrying amounts of liabilities included accounts payable and accrued liabilities of $3,688,831 and loans of $56,544.